Document And Entity Information	Jun. 26, 2024
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jun. 26, 2024
Entity Registrant Name	GRIID Infrastructure Inc.
Entity Central Index Key	0001830029
Entity Emerging Growth Company	true
Entity File Number	001-39872
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-3477678
Entity Address, Address Line One	2577 Duck Creek Road
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45212
City Area Code	513
Local Phone Number	268-6185
Entity Information, Former Legal or Registered Name	N/A
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Amendment Description	GRIID Infrastructure Inc. is filing this Amendment No. 1 on Form 8-K/A (this “Amendment”) to amend the Form 8-K filed with the Securities and Exchange Commission on July 2, 2024 (the “Original Report”) relating to the Agreement and Plan of Merger with CleanSpark, Inc., a Nevada corporation, and Tron Merger Sub, Inc., a Delaware corporation and a wholly-owned subsidiary of CleanSpark, Inc. The text of the Original Report identified that it was being filed under Items 1.01 (Entry into a Material Definitive Agreement), 1.02 (Termination of a Material Definitive Agreement), 2.03 (Creation of a Direct Financial Obligation or an Obligation under an Off-Balance Sheet Arrangement of a Registrant) and 9.01 (Financial Statements and Exhibits).However, due to administrative error, the Original Report was incorrectly tagged on the Securities and Exchange Commission’s EDGAR system and mistakenly filed under Item 2.01 (Completion of Acquisition or Disposition of Assets) instead of Items 1.01, 1.02, 2.03 and 9.01. The sole purpose of this Amendment is to correctly tag and refile the Original Report on EDGAR as a filing under Items 1.01, 1.02, 2.03 and 9.01. No disclosure in the text of the Original Report was changed as a result of this Amendment, which is reproduced below in its entirety. No changes in Exhibit 2.1, Exhibit 10.1, Exhibit 10.2, Exhibit 10.3 or Exhibit 10.4, which were previously filed with the Original Report, resulted from this Amendment.
Common Stock Par Value 0.0001 Per Share [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	GRDI
Security Exchange Name	NASDAQ
Redeemable Warrants Exercisable For Shares Of Common Stock At An Exercise Price Of 11.50 Per Share [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, exercisable for shares of common stock at an exercise price of $11.50 per share
Trading Symbol	GRDI-W
Security Exchange Name	NASDAQ